LONG-TERM DEBT - Debt discounts & Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Debt discounts
Total	$ 615	$ 0
Deferred Financing Costs
Total	$ 2,377	0
Amended 1st Facility
Debt Instrument [Line Items]
Discount rate (in percent)	1.00%
2nd Facility
Debt Instrument [Line Items]
Discount rate (in percent)	1.00%
3rd Facility
Debt Instrument [Line Items]
Discount rate (in percent)	1.00%
Secured Debt | Credit Facility
Debt discounts
Total	$ 615	0
Deferred Financing Costs
Total	2,377	0
Secured Debt | Amended 1st Facility | Credit Facility
Debt discounts
Debt discount	1,154	0
Less: Accumulated amortization	(1,091)	0
Total	63	0
Deferred Financing Costs
Deferred financing costs	4,540	0
Less: Accumulated amortization	(4,403)	0
Total	137	0
Secured Debt | 2nd Facility | Credit Facility
Debt discounts
Debt discount	862	0
Less: Accumulated amortization	(629)	0
Total	233	0
Deferred Financing Costs
Deferred financing costs	3,845	0
Less: Accumulated amortization	(2,770)	0
Total	1,075	0
Secured Debt | 3rd Facility | Credit Facility
Debt discounts
Debt discount	735	0
Less: Accumulated amortization	(416)	0
Total	319	0
Deferred Financing Costs
Deferred financing costs	2,622	0
Less: Accumulated amortization	(1,457)	0
Total	$ 1,165	$ 0